CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)

DATED APRIL 30, 2021, AS SUPPLEMENTED

The date of this Supplement is August 25, 2021.

Effective immediately, Travis Fairchild of O’Shaughnessy Asset Management, LLC no longer serves as a portfolio manager of the Clearwater Core Equity Fund. Accordingly, effective immediately, all references to Mr. Fairchild in the Prospectus are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2021, AS SUPPLEMENTED

The date of this Supplement is August 25, 2021.

Effective immediately, Travis Fairchild of O’Shaughnessy Asset Management, LLC no longer serves as a portfolio manager of the Clearwater Core Equity Fund. Accordingly, effective immediately, all references to Mr. Fairchild in the SAI are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE